Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss per share
Net loss and comprehensive loss for the year	$ (36,677,299)	$ (28,128,292)
Weighted average number of common shares outstanding, basic	71,567,755	64,463,087
Weighted average number of common shares outstanding, diluted	71,567,755	64,463,087